SHARE-BASED COMPENSATION - Additional information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED PAYMENT
Weighted average fair value of the options granted	$ 2.54	$ 1.89
Weighted average remaining contractual life for the share options outstanding (in years)	5 years 9 months 10 days	5 years 11 months 19 days
Minimum
SHARE-BASED PAYMENT
Exercise prices for share options outstanding	$ 0.01	$ 0.01
Maximum
SHARE-BASED PAYMENT
Exercise prices for share options outstanding	$ 15	$ 8.44